UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

      For the monthly distribution period from May 1, 2007 to May 31, 2007

             Commission File Number of issuing entity: 333-131211-19

          GMACM HOME EQUITY LOAN TRUST 2007-HE1 (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131211

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
              (Exact name of depositor as specified in its charter)

                               GMAC MORTGAGE, LLC
               (Exact name of sponsor as specified in its charter)

                     New York                                   None
      (State or other jurisdiction of                      (I.R.S. Employer
      incorporation or organization of                    Identification No.)
             the issuing entity)

       c/o GMAC Mortgage, LLC, as Servicer
                 100 Witmer Road                                 19044
                Horsham, PA 19044                              (Zip Code)
  (Address of principal executive offices of
               issuing entity)

                        (215) 682-1000 (Telephone number,
                              including area code)

                                       N/A
           (Former name, former address, if changed since last report)

                 Title of Class                         Registered/reported pursuant to (check one)          Name of exchange
                                                                                                            (If Section 12(b))
                                                   Section 12(b)     Section 12(g)       Section 15(d)
   Mortgage Pass Through Certificates, Series
   2007-HE1, in the classes specified herein           [___]             [___]               [ X ]            _______________


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X_ No __

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described herein and in Exhibit 99.1 is included in the Prospectus Supplement relating to the GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE1 (the "Notes") dated March 28, 2007, and related Prospectus dated December 4, 2006 (collectively, the "Prospectus"), of the GMACM Home Equity Loan Trust 2007-HE1 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Notes were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class A-4 and Class A-5.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.
ITEM 9 - EXHIBITS

        (a) Documents filed as part of this report.

Exhibit 99.1   June 2007 Monthly Statement to Noteholders

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                                   SIGNATURES




        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  June 25, 2007



                                    GMACM Home Equity Loan Trust 2007-HE1
                                (Issuing entity)

                                    By:  GMAC Mortgage, LLC, as Servicer


                                            By:  /s/ Jeff Demshock
                                                 Name:   Jeff Demshock
                                                 Title:  Limited Signing Officer

                       EXHIBIT 99.1 -- MONTHLY STATEMENT TO NOTEHOLDERS